Note 20 - Net Loss Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
20.	NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Years ended December 31,
	2011	2012	2013

Net loss attributable to China Finance Online Co. Limited	$(19,326,909)	$(11,855,207)	$(8,573,128)

Weighted average ordinary shares outstanding used in computing basic net income per share	108,961,642	108,983,249	109,019,513

Weighted average ordinary shares outstanding used in computing diluted net income per share	108,961,642	108,983,249	109,019,513

Net loss per share attributable to China Finance Online Co. Limited
- basic	$(0.18)	$(0.11)	$(0.08)
- diluted	$(0.18)	$(0.11)	$(0.08)

For the years ended December 31, 2011, 2012 and 2013, 11,994,698 options and 1,900,445 nonvested shares, 11,144,998 options and 1,900,445 nonvested shares, and 24,505,348 options and 1,900,445 nonvested shares were anti-dilutive, respectively, because the Group was in the loss position.